Consolidated Statements of Members’ Equity - USD ($)	Total	Paid-in Capital	Accumulated Deficit	Members Units	Noncontrolling Interest	Inflection Point Acquisition Corp.	Inflection Point Acquisition Corp. Paid-in Capital	Inflection Point Acquisition Corp. Accumulated Deficit	Class A Inflection Point Acquisition Corp. Ordinary Shares	Class B Inflection Point Acquisition Corp. Ordinary Shares
Balance at Dec. 31, 2020	$ (15,014,000)	$ 14,168,000	$ (30,534,000)	$ 1,000	$ 1,351,000
Balance (in Shares) at Dec. 31, 2020				122,500,000
Share-based compensation expense	318,000	318,000
Investment in Intuitive Aviation	(1,500,000)	(149,000)			(1,351,000)
Net loss	(35,648,000)		(35,648,000)
Balance at Dec. 31, 2021	(51,844,000)	14,337,000	(66,182,000)	$ 1,000		$ 3,276,159	$ 3,590,706	$ (315,511)	$ 139	$ 825
Balance (in Shares) at Dec. 31, 2021				122,500,000					1,386,989	8,243,750
Balance at Jan. 26, 2021
Balance (in Shares) at Jan. 26, 2021
Issuance of Class B ordinary shares to initial shareholders						25,000	24,137			$ 863
Issuance of Class B ordinary shares to initial shareholders (in Shares)										8,625,000
Sale of 6,845,000 Private Placement Warrants, net of offering costs						6,831,701	6,831,701
Capital contribution for sale of Class B shares to Anchor Investors						9,680,125	9,680,125
Sale of 1,386,989 Units not subject to redemption, net of underwriter discount and offering costs						12,756,972	12,756,833		$ 139
Sale of 1,386,989 Units not subject to redemption, net of underwriter discount and offering costs (in Shares)									1,386,989
Allocated proceeds to Public Warrants, net of underwriter discount and offering costs						11,025,229	11,025,229
Forfeiture of 381,250 Class B founder shares							38			$ (38)
Forfeiture of 381,250 Class B founder shares (in Shares)										(381,250)
Remeasurement of exercised over-allotment option						87,830	87,830
Remeasurement of Class A ordinary shares subject to possible redemption						(36,815,188)	(36,815,188)
Net loss						(315,511)		(315,511)
Balance at Dec. 31, 2021	(51,844,000)	14,337,000	(66,182,000)	$ 1,000		3,276,159	3,590,706	(315,511)	$ 139	$ 825
Balance (in Shares) at Dec. 31, 2021				122,500,000					1,386,989	8,243,750
Remeasurement of Class A ordinary shares subject to possible redemption						(4,839,588)	(4,839,588)
Reduction of deferred underwriting fee						11,541,250	11,541,250
Issuance of Units	6,000	6,000
Issuance of Units (in Shares)				5,500
Share-based compensation expense	624,000	624,000
Net loss	(6,405,000)		(6,405,000)			(190,408)		(190,408)
Balance at Dec. 31, 2022	$ (57,619,000)	$ 14,967,000	$ (72,587,000)	$ 1,000		$ 9,787,413	$ 10,292,368	$ (505,919)	$ 139	$ 825
Balance (in Shares) at Dec. 31, 2022				122,505,500					1,386,989	8,243,750